OTHER FINANCIAL LIABILITIES AT FAIR VALUE THROUGH PROFIT OR LOSS - Parent - Summary of Other Financial Liabilities at Fair Value Through Profit or Loss (Details) - Santander UK Group Holdings plc - GBP (£)
£ in Millions
	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Other Financial Liabilities At Fair Value Through Profit Or Loss [Line Items]
Financial liabilities designated at fair value	£ 9,805	£ 8,792
Medium-term notes
Disclosure Of Other Financial Liabilities At Fair Value Through Profit Or Loss [Line Items]
Financial liabilities designated at fair value	£ 9,805	£ 8,792